Parent company only condensed financial information (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Series C Preferred Shares USD ($)	Dec. 31, 2014 Series C Preferred Shares CNY	May 28, 2014 Series C Preferred Shares CNY	Dec. 31, 2013 Series C Preferred Shares USD ($)	Dec. 31, 2013 Series C Preferred Shares CNY	Dec. 31, 2012 Series C Preferred Shares CNY	Dec. 31, 2011 Series C Preferred Shares CNY	Dec. 31, 2014 Series A and A-1 convertible preferred shares USD ($)	Dec. 31, 2014 Series A and A-1 convertible preferred shares CNY	Dec. 31, 2013 Series A and A-1 convertible preferred shares USD ($)	Dec. 31, 2013 Series A and A-1 convertible preferred shares CNY	Dec. 31, 2012 Series A and A-1 convertible preferred shares CNY	Dec. 31, 2011 Series A and A-1 convertible preferred shares CNY	Dec. 31, 2014 Series B convertible preferred shares USD ($)	Dec. 31, 2014 Series B convertible preferred shares CNY	May 28, 2014 Series B convertible preferred shares CNY	Dec. 31, 2013 Series B convertible preferred shares USD ($)	Dec. 31, 2013 Series B convertible preferred shares CNY	Dec. 31, 2012 Series B convertible preferred shares CNY	Dec. 31, 2011 Series B convertible preferred shares CNY	Dec. 31, 2014 Common Class A	Dec. 31, 2014 Common Class B	Dec. 31, 2014 Parent company USD ($)	Dec. 31, 2014 Parent company CNY	Dec. 31, 2013 Parent company USD ($)	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY	Dec. 31, 2014 Parent company Series C Preferred Shares	Dec. 31, 2013 Parent company Series C Preferred Shares CNY	Dec. 31, 2014 Parent company Series A and A-1 convertible preferred shares	Dec. 31, 2013 Parent company Series A and A-1 convertible preferred shares CNY	Dec. 31, 2012 Parent company Series A and A-1 convertible preferred shares	Dec. 31, 2011 Parent company Series A and A-1 convertible preferred shares	Dec. 31, 2014 Parent company Series B convertible preferred shares	Dec. 31, 2013 Parent company Series B convertible preferred shares CNY	Dec. 31, 2014 Parent company Common Class A
Current assets:
Cash and cash equivalents	$ 2,726,147	16,914,651	$ 1,742,633	10,812,339	7,177,294	6,288,777																							$ 1,310,125	8,128,802	$ 2,011	12,475	2,745,209	4,309,493
Short-term investments	1,960,101	12,161,643		1,903,224																									986,204	6,119,000
Prepayments and other current assets	279,526	1,734,334		219,102																									10,671	66,209
Amount due from related parties	66,453	412,314																											27,494	170,592
Total current assets	8,049,142	49,941,697		22,480,061																									2,334,494	14,484,603		12,475
Non-current assets:
Investments in subsidiaries and VIEs																													2,669,593	16,563,755		9,237,302
Intangible assets, net	1,108,524	6,877,947		215,802																									1,040,550	6,456,198		1,845
Total non-current assets	2,667,614	16,551,475		3,529,751																									3,710,143	23,019,953		9,239,147
Total assets	10,716,756	66,493,172		26,009,812																									6,044,637	37,504,556		9,251,622
Current liabilities:
Accrued expenses and other liabilities	856,113	5,311,832		2,269,798																									1,045	6,489		11,794
Total liabilities	4,673,164	28,995,105		16,769,984																									1,045	6,489		11,794
MEZZANINE EQUITY
Series C convertible redeemable preferred shares (US$0.00002 par value; 258,316,305 shares authorized, issued and outstanding as of December 31, 2013; Redemption value of RMB7,918,251 and Liquidation value of RMB1,219,380 as of December 31, 2013; None issued and outstanding as of December 31, 2014)								0	15,130,903		7,173,263	4,737,897	3,150,443																			7,173,263
Shareholders' equity
Convertible Preferred Shares															0		255,850	255,850	255,850		0	88,241		88,241	126,417	126,417												255,850				88,241
Ordinary shares (US$0.00002 par value, 2,435,536,365 shares authorized, 1,502,933,134 shares issued and 1,463,654,092 shares outstanding as of December 31, 2013; and 100,000,000,000 shares authorized, 2,237,460,751 Class A ordinary shares issued and 2,208,310,595 outstanding, 556,295,899 Class B ordinary shares issued and 523,407,762 Class B ordinary shares outstanding as of December 31, 2014)	58	358		199																									58	358		199
Additional paid-in capital	7,596,166	47,131,172		6,251,869																									7,596,166	47,131,172		6,251,869
Statutory reserves	2,419	15,009		2,648																									2,419	15,009		2,648
Treasury stock	(1)	(4)																											(1)	(4)
Accumulated deficit	(1,494,430)	(9,272,343)		(4,263,624)																									(1,494,430)	9,272,343		(4,263,624)
Accumulated other comprehensive loss	(60,620)	(376,125)		(268,618)																									(60,620)	(376,125)		(268,618)
Total shareholders' equity	6,043,592	37,498,067		2,066,565	1,664,661	2,783,391																							6,043,592	37,498,067		2,066,565
Total liabilities, mezzanine equity and shareholders' equity	10,716,756	66,493,172		26,009,812																									6,044,637	37,504,556		9,251,622
Convertible redeemable preferred shares, par value (in dollars per share)							$ 0.00002			$ 0.00002
Convertible redeemable preferred shares, shares authorized										258,316,305	258,316,305																									258,316,305
Convertible redeemable preferred shares, shares issued							0	0		258,316,305	258,316,305																								0	258,316,305
Convertible redeemable preferred shares, shares outstanding							0	0	258,316,305	258,316,305	258,316,305	258,316,305	258,316,305																						0	258,316,305
Convertible redeemable preferred shares, redemption value											7,918,251																									7,918,251
Convertible redeemable preferred shares, liquidation value											1,219,380																									1,219,380
Convertible preferred shares, par value (in dollars per share)														$ 0.00002		$ 0.00002				$ 0.00002			$ 0.00002
Convertible preferred shares, shares authorized																221,360,925	221,360,925						84,786,405	84,786,405														221,360,925	221,360,925	221,360,925		84,786,405
Convertible preferred shares, shares issued														0	0	191,894,000	191,894,000			0	0		59,539,244	59,539,244													0	191,894,000			0	59,539,244
Convertible preferred shares, shares outstanding														0	0	191,894,000	191,894,000	191,894,000	191,894,000	0	0	59,539,244	59,539,244	59,539,244	84,786,405	84,786,405											0	191,894,000			0	59,539,244
Ordinary shares, par value (in dollars per share)	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000	2,435,536,365	2,435,536,365																									100,000,000,000	100,000,000,000	2,435,536,365	2,435,536,365
Ordinary shares, shares issued			1,502,933,134	1,502,933,134																							2,237,460,751	556,295,899			1,502,933,134	1,502,933,134											2,237,460,751
Ordinary shares, shares outstanding			1,463,654,092	1,463,654,092																							2,208,310,595	523,407,762			1,463,654,092	1,463,654,092											2,208,310,595